COREY L. ZARSE
ATTORNEY AT LAW
312-609-7785
czarse@vedderprice.com
November 5, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
ATTN: Mr. Dominic Minore
Re:	Proxy Materials for:
American Strategic Income Portfolio Inc. (ASP), File No. 811-06404
American Strategic Income Portfolio Inc.—II (BSP), File No. 811-06640
American Strategic Income Portfolio Inc.—III (CSP), File No 811-07444
American Select Portfolio Inc. (SLA), File No. 811-07838

To the Commission:
     On behalf of American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.—II, American Strategic Income Portfolio Inc.—III and American Select Portfolio Inc. (each a “Registrant”), electronically transmitted herewith is a definitive proxy statement on Schedule 14A and form of proxy for the annual meeting of shareholders to be held Friday, December 17, 2010. The Registrants intend to mail definitive proxy materials on or about November 10, 2010.
     Please direct any questions or comments regarding this filing to the undersigned at (312) 609-7785.

Very truly yours,

/s/ Corey L. Zarse
Corey L. Zarse
CLZ/lj